Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2024, 2023 and 2022:

				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2024	2023	2022	2024	2023

Key management compensation:
Executive salaries and remuneration (1)	$833	$803	$647	$(13)	$-
Severance	-	73	191	-	-
Directors fees	85	86	70	(27)	(1)
Share-based payments	316	391	154	-	-
	$1,234	$1,353	$1,062	$(30)	$(1)

(1)	Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

Note 9(d) provides further details regarding a demand loan with a former director and bridge loan from Sun Valley.

During the year ended December 31, 2024 the Company received from and provided to Sun Valley corporate and technical related services. The Company incurred $112,000 in expenses and charged $40,000 to Sun Valley for services and reimbursements. The amounts are outstanding at year end December 31, 2024.